Business Segment and Geographical Information - Distribution of Long-lived Assets, Net, by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Long-lived assets	$ 534,567	$ 258,904
Ireland
Segment Reporting Information [Line Items]
Long-lived assets	118,253	118,361
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	121,174	36,723
U.S.
Segment Reporting Information [Line Items]
Long-lived assets	239,828	65,152
Other
Segment Reporting Information [Line Items]
Long-lived assets	$ 55,312	$ 38,668